Equity securities and other investments (Tables)	12 Months Ended
Mar. 31, 2024
Equity securities and other investments
Schedule of equity securities and other investments at cost and at fair value

	As of March 31, 2023
	Original cost	Cumulative net gains (losses)	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	107,535	216	107,751
Investments in privately held companies	97,701	(10,664)	87,037
Debt investments:
Debt securities and loan investments	22,210	(7,105)	15,105
Other treasury investments	40,736	—	40,736
	268,182	(17,553)	250,629

	As of March 31, 2024
	Original cost	Cumulative net losses	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	92,456	(25,275)	67,181
Investments in privately held companies	110,863	(14,385)	96,478
Debt investments:
Debt securities and loan investments	20,723	(9,641)	11,082
Other treasury investments	106,150	—	106,150
	330,192	(49,301)	280,891